COMMITMENTS AND CONTINGENCIES - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Private equity financing	$ 0.1
Liability for assessments	0.7	$ 0.6
Assets for premium tax offsets that are expected to be realized	0.5
Assets for premium tax offsets already paid	$ 0.1